NVIT Multi-Manager Small Cap Value Fund Expense Example - NVIT Multi-Manager Small Cap Value Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,347
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,631
Class IV Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	$ 1,347